SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Accounting Policies [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss	2,616,771	782,351	2,568,937	545,306
Stock options
Accounting Policies [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss	281,834	50,000	234,000	50,000
Warrant
Accounting Policies [Line Items]
Anti-dilutive securities excluded from the computation of diluted net loss	2,334,937	732,351	2,334,937	495,306